Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenue	$ 15,641,441	$ 3,316,645	$ 36,722,932	$ 8,554,393	$ 13,560,498	$ 9,988,728
Costs and expenses:
Cost of services (exclusive of depreciation and amortization shown separately)	6,816,794	1,512,670	15,665,565	4,404,735	5,413,686	4,806,018
Research and development	1,876,839	519,931	3,052,244	1,779,842	2,670,333	1,307,209
Sales and marketing	11,137,159	3,090,890	24,663,562	7,262,861	10,736,173	7,123,074
General and administrative	26,676,170	861,060	34,855,630	1,974,121	4,648,242	1,621,180
Depreciation and amortization	451,773	521,544	1,232,626	1,293,803	1,624,208	1,370,143
Total costs and expenses	46,958,735	6,506,095	79,469,627	16,715,362	25,092,642	16,227,624
Loss from operations	(31,317,294)	(3,189,450)	(42,746,695)	(8,160,969)	(11,532,144)	(6,238,896)
Interest income/(expense)	(723,561)	(399,905)	(1,558,985)	(603,643)	(776,023)	(44,929)
Fair value gains/(losses) in financial instruments carried at fair value	1,220,362	4,017,520	(22,369,638)	(1,009,374)	(1,009,374)	(3,392,971)
Impairment of goodwill and intangibles with definite life					(919,517)	0
Other income/(expense) net	83,347	(82,377)	783,269	35,312	(6,358)	(104,825)
Total other income/(expense)	580,148	3,535,238	(23,145,354)	(1,577,705)
(Loss)/Income before income tax expense	(30,737,146)	345,788	(65,892,049)	(9,738,674)	(14,243,416)	(9,781,621)
Less: income tax (benefit)/expense	(126,732)	(48,719)	(93,382)	(46,711)	(42,265)	24,957
Net (loss)/income before non-controlling interest	(30,610,414)	394,507	(65,798,667)	(9,691,963)	(14,201,151)	(9,806,578)
Net loss attributable to non-controlling interest, net of tax	(40,795)	(82,922)	(108,004)	(162,091)	(176,883)	(64,746)
Net (loss)/income attributable to Roadzen Inc.	(30,569,619)	477,429	(65,690,663)	(9,529,872)	$ (14,024,268)	$ (9,741,832)
Net loss per share attributable to Roadzen, Inc. common stockholders
Net (loss)/income attributable to Roadzen Inc. ordinary shareholders	$ (30,569,619)	$ 477,429	$ (65,690,663)	$ (9,529,872)
Basic net loss per share	$ (0.45)	$ 0.03	$ (1.82)	$ (0.58)	$ (23.32)	$ (16.21)
Diluted net loss per share	$ (0.45)	$ 0.03	$ (1.82)	$ (0.58)	$ (23.32)	$ (16.21)
Weighted-average number of shares outstanding used to compute net loss per share attributable to Roadzen, Inc. common stockholders
Weighted average shares outstanding, Basic	68,440,829	16,501,984	36,144,311	16,501,984	606,425	606,425
Weighted average shares outstanding, Diluted	68,440,829	16,501,984	36,144,311	16,501,984	606,425	606,425
Other comprehensive income, net of tax:
Changes in foreign currency translation reserve	$ (191,457)	$ 105,059	$ 111,943	$ 298	$ 70,298	$ (38,063)
Less: changes in foreign currency translation reserve attributable to non-controlling interest	697	(16,734)	746	(11,068)	13,165	2,290
Other comprehensive income (loss) attributable to Roadzen Inc. ordinary shareholders	(192,154)	121,793	111,197	11,366	57,133	(40,353)
Total comprehensive loss attributable to Roadzen, Inc. ordinary shareholders	$ (30,761,773)	$ 599,222	$ (65,579,466)	$ (9,518,506)	$ (13,967,135)	$ (9,782,185)